CONTINGENT CONSIDERATION (Details Narrative) $ / shares in Units, $ in Thousands, € in Millions				12 Months Ended
	Aug. 23, 2020 USD ($)	Aug. 23, 2017 USD ($) $ / shares shares	Aug. 23, 2017 EUR (€) shares	Dec. 31, 2019 USD ($)	Aug. 23, 2017 £ / shares
Technical Validation [Member]
Business Acquisition, Contingent Consideration [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares		635,692	635,692
Aggregate on value		$ 3,060	€ 2.6
Technical Validation [Member] | IBS Dysbiosis [Member]
Business Acquisition, Contingent Consideration [Line Items]
Share issued price per share | (per share)		$ 4.8095			£ 3.7575
Clinical Validation [Member] | IBS Dysbiosis [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent consideration		$ 2,094
Business combination, step acquisition, equity interest				$ 873
Regulatory Approval [Member] | IBS Dysbiosis [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business combination, acquisition related costs	$ 0